CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Cash flows from operating activities:
Net income for the year	$ 95,371	¥ 617,797	¥ 438,910	¥ 500,640
Adjustments for:
Share-based compensation	13,267	85,945	81,380	64,858
Depreciation	7,685	49,781	45,660	31,867
Amortization of intangible assets	952	6,167	2,567	1,824
Allowance for doubtful accounts	851	5,515	1,128	2,102
Loss due to disposal of fixed assets	17	109	359	171
Loss (Gain) from foreign currency translation	8,586	55,617	(5,810)	6,522
Convertible senior notes issuance cost			47,522
Change in fair value of convertible senior notes	(10,369)	(67,168)	55,355
Change in fair value of zero-strike call options			24,874
Deferred tax expense	2,799	18,129	6,667	2,252
Changes in operating assets and liabilities:
Increase in accounts receivable	(3,864)	(25,030)	(13,666)	(10,909)
Increase in prepayments and other current assets	(10,523)	(68,165)	(82,695)	(66,132)
Increase (Decrease) in accounts payable	116	750	(522)	6,013
Increase in salary and employee related accrual	2,285	14,805	9,304	11,626
Increase in taxes payable	2,300	14,897	22,355	11,171
Increase in advance from customers	11,225	72,716	77,189	73,547
Increase in other payables and accruals	12,544	81,254	47,292	109,463
Decrease (Increase) in other long-term assets	206	1,331	(2,255)	1,596
Net cash provided by operating activities	133,448	864,450	755,614	746,611
Cash flows from investing activities:
Purchase of short-term investments	(61,254)	(396,789)	(1,338,244)	(673,119)
Cash paid for long-term investments	(3,520)	(22,800)
Cash paid for acquisitions, net of cash acquired	(35,742)	(231,531)
Purchase of property and equipment	(13,343)	(86,434)	(33,287)	(222,108)
Purchase of intangible assets	(946)	(6,128)	(6,611)	(1,557)
Net cash used in investing activities	(114,805)	(743,682)	(1,378,142)	(896,784)
Cash flows from financing activities:
Proceeds from issuance of convertible senior notes			1,027,955
Payment for zero-strike call options			(307,600)
Repurchase and retirement of common shares	(24,279)	(157,272)	(153,684)
Proceeds from the exercise of share options	12,886	83,476	64,549	99,681
Net cash provided by (used in) financing activities	(11,393)	(73,796)	631,220	99,681
Effect of foreign exchange rate changes on cash	662	4,284	(139)	(6,522)
Net (decrease) increase in cash	7,912	51,256	8,553	(57,014)
Cash, beginning of year	165,812	1,074,096	1,065,543	1,122,557
Cash, end of year	173,724	1,125,352	1,074,096	1,065,543
Supplemental disclosure of cash flow information:
Cash paid during the years for income taxes	17,454	113,066	102,722	87,793
Cash paid for interest, net of amounts capitalized	5,317	34,445	17,931
Supplemental disclosure of non-cash investing activities:
Accrual related to purchase of property, equipment and software	(225)	(1,459)	(745)	(449)
Unpaid cash consideration for business combinations	(2,609)	(16,900)
Supplemental disclosure of non-cash financing activities:
Restricted cash and payables related to the exercise of share options, end of year	$ 2,016	¥ 13,059	¥ 37,660	¥ 15,489